Income tax expense (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Summary of Allocation of Income Tax Expense Between Current and Deferred Taxes	The table below shows the allocation of income tax expense between current and deferred taxes:

(€ million)	2024	2023	(a)	2022	(a)
Current taxes	(2,152)	(2,251)		(2,631)
Deferred taxes	948	1,234		722
Total	(1,204)	(1,017)		(1,909)
Income before tax and investments accounted for using the equity method	6,698	6,251		9,937
(a) Figures for comparative periods (2023 and 2022) have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued
operation.

Summary of Difference Between Effective Tax Rate and Standard Corporate Income Tax Rate	The difference between the effective tax rate and the standard corporate income tax rate applicable in France is explained as follows:

(%)	2024	2023	(a)	2022	(a)
Standard tax rate applicable in France	25.8	25.8		25.8
Difference between the standard French tax rate and the rates applicable to Sanofi(b)	(13.3)	(15.3)		(6.9)
Revisions to tax exposures and settlements of tax disputes	2.8	3.1		(0.8)
Fair value remeasurement of contingent consideration		0.1		(0.2)
Other items(c)	2.7	2.6		1.3
Effective tax rate	18.0	16.3		19.2
(a)Figures for comparative periods (2023 and 2022) have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued
operation.
(b)The difference between the French tax rate and tax rates applicable to foreign subsidiaries reflects the fact that Sanofi has operations in many countries, most of which have lower tax rates than France. For the year ended December 31, 2024, this line includes a tax expense of €58 million, representing the estimated impact of Pillar Two based on Sanofi’s current understanding of Pillar Two rules.
(c)In determining the amount of the deferred tax liability for 2024, 2023 and 2022, Sanofi took into account changes in the ownership structure of certain subsidiaries.